Retirement benefit plans - Summary of Average Life Expectancies for Members Aged 60 (Detail)	1 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2014	Mar. 31, 2020	Mar. 31, 2019
Male in lower pay bracket
Disclosure of defined benefit plans [line items]
Assumptions			25 years 4 months 24 days	25 years 8 months 12 days
Male in lower pay bracket | BTPS Triennial Funding Valuation
Disclosure of defined benefit plans [line items]
Assumptions	25 years 10 months 25 days	26 years 1 month 6 days
Male in medium pay bracket
Disclosure of defined benefit plans [line items]
Assumptions			26 years 8 months 12 days	27 years
Male in medium pay bracket | BTPS Triennial Funding Valuation
Disclosure of defined benefit plans [line items]
Assumptions	27 years 2 months 12 days	27 years 6 months
Male in higher pay bracket
Disclosure of defined benefit plans [line items]
Assumptions			28 years 1 month 6 days	28 years 6 months
Male in higher pay bracket | BTPS Triennial Funding Valuation
Disclosure of defined benefit plans [line items]
Assumptions	28 years 7 months 6 days	29 years
Female in lower pay bracket
Disclosure of defined benefit plans [line items]
Assumptions			28 years 1 month 6 days	28 years 6 months
Female in lower pay bracket | BTPS Triennial Funding Valuation
Disclosure of defined benefit plans [line items]
Assumptions	28 years 7 months 6 days	28 years 10 months 24 days
Female in higher pay bracket
Disclosure of defined benefit plans [line items]
Assumptions			28 years 4 months 24 days	28 years 8 months 12 days
Female in higher pay bracket | BTPS Triennial Funding Valuation
Disclosure of defined benefit plans [line items]
Assumptions	28 years 10 months 25 days	29 years 2 months 12 days
Average improvement for a female retiring at age 60 in 10 years' time
Disclosure of defined benefit plans [line items]
Assumptions			8 months 12 days	8 months 12 days
Average improvement for a female retiring at age 60 in 10 years' time | BTPS Triennial Funding Valuation
Disclosure of defined benefit plans [line items]
Assumptions	10 months 25 days	1 year 3 months 18 days